Variable Interest Entities - Summary of VIE assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents		$ 1,550,004	$ 380,801	$ 495,287
Prepaid expenses and other current assets		33,537	21,099
Equity Method Investments	[1]	13,194	28,924
Total assets		2,070,990	675,153
Accounts payable		8,189	13,893
Accrued expenses and other current liabilities		93,332	30,505
Total liabilities		503,611	205,101
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents		58,025
Prepaid expenses and other current assets		737
Equity Method Investments		11,694	28,924
Total assets		70,456	$ 28,924
Accounts payable		188
Accrued expenses and other current liabilities		440
Total liabilities		$ 628

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.